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                          THE PARKSTONE GROUP OF FUNDS

                              INSTITUTIONAL SHARES

                     Supplement Dated December 28, 1999 to
                      Prospectus Dated September 17, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

- EFFECTIVE JANUARY 1, 2000, SEI INVESTMENTS MUTUAL FUNDS SERVICES WILL ASSUME THE ROLE AS THE FUNDS' ADMINISTRATOR. THE SECTION ENTITLED, "THE DISTRIBUTOR AND ADMINISTRATOR," PAGE 39, IS AMENDED BY DELETION OF THE FOURTH PARAGRAPH TO ADD THE FOLLOWING INFORMATION:

  "SEI Investments Mutual Funds Services (the "Administrator"), whose address is One Freedom Valley Drive, Oaks, Pennsylvania, 19456, serves as the Funds' administrator."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PAR-A-008-01000 (12/99)